Long-Term Investments - Summarized Financial Information of Company's Equity-Method Investments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 4,807	$ 5,502
Non-current assets	4,366	4,932
Current liabilities	1,993	2,555
Non-current liabilities	1,463	1,515
Total revenues	8,082	8,493	9,735
Operating income (loss)	(465)	(2,081)	46
Net income (loss)	(629)	(2,188)	155
Equity Method Investments [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets	266	121
Non-current assets	287	573
Current liabilities	178	168
Non-current liabilities	249	297
Total revenues	282	422	255
Operating income (loss)	(271)	(51)	(10)
Net income (loss)	$ (282)	$ (103)	$ (11)